PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	$ 1,425	$ 1,313	$ 5,849	$ 1,313
Depreciation expense					$ 1,970